Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share premium	Treasury Shares	Merger reserve	Translation reserve	Other reserve	Retained earnings/ (accumulated deficit)	Total parent equity	Non-controlling interests
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2021		287,796,585		0
Equity at beginning of period at Dec. 31, 2021	$ 584,147	$ 5,444	$ 289,303	$ 0	$ 138,506	$ 469	$ (40,077)	$ 199,871	$ 593,515	$ (9,368)
Net income/(loss)	(37,065)							(50,354)	(50,354)	13,290
Other comprehensive income/(loss) for the year	(379)					(379)			(379)
Total comprehensive income/(loss) for the year	(37,444)					(379)		(50,354)	(50,733)	13,290
Deconsolidation of Subsidiary	11,904									11,904
Exercise of stock options (in shares)		577,022
Exercise of stock options	332	$ 11	321						332
Purchase of treasury stock (in shares)				(10,595,347)
Purchase of Treasury stock	(26,492)			$ (26,492)					(26,492)
Revaluation of deferred tax assets related to share-based awards	45						45		45
Equity-settled share-based awards expense	13,567						8,856		8,856	4,711
Settlement of restricted stock units (in shares)		788,046
Settlement of restricted stock units	1,528						1,528		1,528
NCI purchase price of restricted stock award	7						15,171		15,171	(15,164)
Other	(4)									(4)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2022		289,161,653		(10,595,347)
Equity at end of period at Dec. 31, 2022	547,589	$ 5,455	289,624	$ (26,492)	138,506	89	(14,478)	149,516	542,220	5,369
Net income/(loss)	(66,628)							(65,697)	(65,697)	(931)
Other comprehensive income/(loss) for the year	92					92			92
Total comprehensive income/(loss) for the year	(66,535)					92		(65,697)	(65,604)	(931)
Deconsolidation of Subsidiary	(9,085)									(9,085)
Exercise of stock options (in shares)		306,506		239,226
Exercise of stock options	1,153	$ 6	638	$ 530			(22)		1,153
Purchase of treasury stock (in shares)				(7,683,526)
Purchase of Treasury stock	(19,650)			$ (19,650)					(19,650)
Equity-settled share-based awards expense	3,625						3,348		3,348	277
Settlement of restricted stock units (in shares)				425,219
Settlement of restricted stock units	1,142			$ 986			156		1,142
Expiration of share options in subsidiary	0						1,458		1,458	(1,458)
Other	(6)									(6)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023		289,468,159		(17,614,428)
Equity at end of period at Dec. 31, 2023	458,232	$ 5,461	290,262	$ (44,626)	138,506	182	(9,538)	83,820	464,066	(5,835)
Net income/(loss)	27,782							53,510	53,510	(25,728)
Other comprehensive income/(loss) for the year	0
Total comprehensive income/(loss) for the year	27,782					0		53,510	53,510	(25,728)
Deconsolidation of Subsidiary	7,430									7,430
Exercise of stock options (in shares)		0		412,729
Exercise of stock options	895			$ 1,041			(146)		895
Repurchase and cancellation of ordinary shares from Tender Offer (in shares)		(31,540,670)
Repurchase and cancellation of ordinary shares from Tender Offer	(104,844)	$ (600)					600	(104,844)	(104,844)
Purchase of treasury stock (in shares)				(1,903,990)
Purchase of Treasury stock	(4,791)			$ (4,791)					(4,791)
Equity-settled share-based awards expense	21,941						4,569		4,569	17,372
Settlement of restricted stock units (in shares)				599,512
Settlement of restricted stock units	1,301			$ 1,512			(211)		1,301
Expiration of share options in subsidiary	0						1		1	(1)
Other	(12)									(12)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2024		257,927,489		(18,506,177)
Equity at end of period at Dec. 31, 2024	$ 407,933	$ 4,860	$ 290,262	$ (46,864)	$ 138,506	$ 182	$ (4,726)	$ 32,486	$ 414,707	$ (6,774)